Large Cap Core Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Communication Services (12.0%)
Alphabet, Inc. - Class A *	13,824	38,449
Charter Communications, Inc. - Class A *	14,155	7,722
DISH Network Corp. - Class A *	99,288	3,142
Electronic Arts, Inc.	22,861	2,892
Match Group, Inc. *	45,017	4,895
Meta Platforms, Inc. - Class A *	53,482	11,892
Netflix, Inc. *	2,511	941
Omnicom Group, Inc.	128,072	10,871
Roku, Inc. *	32,909	4,123
Snap, Inc. *	80,175	2,885
T-Mobile US, Inc. *	52,940	6,795

Total		94,607

Consumer Discretionary (11.1%)
Airbnb, Inc. *	45,757	7,859
Amazon.com, Inc. *	12,553	40,922
Chipotle Mexican Grill, Inc. *	1,836	2,905
Etsy, Inc. *	50,452	6,270
Starbucks Corp.	70,152	6,382
Tesla, Inc. *	7,589	8,178
The TJX Cos., Inc.	126,226	7,647
Ulta Beauty, Inc. *	17,853	7,109

Total		87,272

Consumer Staples (5.7%)
Constellation Brands, Inc. - Class A	25,055	5,771
The Hershey Co.	20,585	4,459
Mondelez International, Inc.	128,310	8,055
Monster Beverage Corp. *	32,576	2,603
Philip Morris International, Inc.	85,229	8,007
Sysco Corp.	200,579	16,377

Total		45,272

Energy (4.3%)
ConocoPhillips	72,527	7,253
Marathon Petroleum Corp.	39,512	3,378
Pioneer Natural Resources Co.	10,229	2,557
Schlumberger, Ltd.	51,462	2,126

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Energy continued
Shell PLC	346,964	19,059

Total		34,373

Financials (12.9%)
American Express Co.	65,190	12,191
American International Group, Inc.	88,143	5,533
Ares Management Corp. - Class A	112,944	9,174
Berkshire Hathaway, Inc. - Class B *	14,230	5,022
The Charles Schwab Corp.	206,661	17,424
Chubb, Ltd.	26,970	5,769
Equitable Holdings, Inc.	188,263	5,819
The Hartford Financial Services Group, Inc.	43,444	3,120
Host Hotels & Resorts, Inc.	180,653	3,510
Marsh & McLennan Cos., Inc.	27,536	4,693
MetLife, Inc.	29,612	2,081
Morgan Stanley	124,040	10,841
The PNC Financial Services Group, Inc.	25,970	4,790
S&P Global, Inc.	28,240	11,583

Total		101,550

Health Care (14.9%)
Agilent Technologies, Inc.	26,555	3,514
Align Technology, Inc. *	3,748	1,634
Anthem, Inc.	9,374	4,605
AstraZeneca PLC, ADR	91,051	6,040
Baxter International, Inc.	30,775	2,386
Biogen, Inc. *	5,244	1,104
Boston Scientific Corp.*	97,836	4,333
Bristol-Myers Squibb Co.	102,424	7,480
Centene Corp. *	42,939	3,615
Danaher Corp.	26,072	7,648
Edwards Lifesciences Corp. *	32,345	3,808
Eli Lilly & Co.	43,545	12,470
Exact Sciences Corp. *	18,019	1,260
HCA Healthcare, Inc.	7,301	1,830
Horizon Therapeutics PLC *	6,957	732
Humana, Inc.	14,230	6,192
Illumina, Inc. *	7,149	2,498
Incyte Corp. *	9,294	738

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Insulet Corp. *	7,117	1,896
Laboratory Corp. of America Holdings *	6,192	1,633
McKesson Corp.	7,145	2,187
Moderna, Inc. *	1,513	261
Pfizer, Inc.	235,748	12,205
Regeneron Pharmaceuticals, Inc. *	2,892	2,020
Seagen, Inc. *	9,723	1,401
Stryker Corp.	16,201	4,331
Teleflex, Inc.	8,077	2,866
UnitedHealth Group, Inc.	9,978	5,088
Vertex Pharmaceuticals, Inc. *	11,964	3,122
Waters Corp. *	5,515	1,712
Zoetis, Inc.	36,304	6,846

Total		117,455

Industrials (7.9%)
The Boeing Co. *	12,661	2,425
Canadian Pacific Railway, Ltd.	26,714	2,205
Caterpillar, Inc.	2,392	533
Emerson Electric Co.	10,676	1,047
Equifax, Inc.	7,143	1,694
Expeditors International of Washington, Inc.	5,419	559
FedEx Corp.	13,619	3,151
Fortive Corp.	62,234	3,792
General Dynamics Corp.	18,115	4,369
Honeywell International, Inc.	22,379	4,355
Ingersoll-Rand, Inc.	62,543	3,149
Johnson Controls International PLC	74,776	4,903
L3Harris Technologies, Inc.	9,659	2,400
PACCAR, Inc.	49,247	4,337
Parker Hannifin Corp.	8,088	2,295
Raytheon Technologies Corp.	64,832	6,423
Southwest Airlines Co. *	68,239	3,125
Trane Technologies PLC	12,275	1,874
Uber Technologies, Inc. *	118,958	4,244

Large Cap Core Stock Portfolio

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Westinghouse Air Brake Technologies Corp.	60,004	5,771

Total		62,651

Information Technology (21.6%)
Adobe, Inc. *	6,079	2,770
Advanced Micro Devices, Inc. *	68,187	7,456
Apple, Inc.	202,900	35,428
Block, Inc. - Class A *	15,097	2,047
Ceridian HCM Holding, Inc. *	25,042	1,712
Cognizant Technology Solutions Corp. - Class A	12,468	1,118
Confluent, Inc. - Class A *	3,185	131
FLEETCOR Technologies, Inc. *	20,016	4,985
Gitlab, Inc. - Class A *	2,315	126
Global Payments, Inc.	58,463	8,000
GoDaddy, Inc. *	27,535	2,305
HashiCorp, Inc. - Class A *	19,400	1,048
KLA Corp.	11,331	4,148
Marvell Technology, Inc.	65,307	4,683
Micron Technology, Inc.	72,642	5,658
Microsoft Corp.	156,516	48,255
Nuvei Corp. *	37,524	2,829
NVIDIA Corp.	13,149	3,588
Okta, Inc. *	2,670	403
Palo Alto Networks, Inc. *	2,176	1,355
PayPal Holdings, Inc. *	8,617	997
Qualtrics International, Inc. - Class A *	30,231	863
salesforce.com, Inc. *	26,895	5,710
SentinelOne, Inc. *	4,521	175
ServiceNow, Inc. *	4,875	2,715
Snowflake, Inc. *	1,102	252
Teradyne, Inc.	25,369	2,999
Texas Instruments, Inc.	51,957	9,533
UiPath, Inc. - Class A *	25,262	545
Visa, Inc. - Class A	27,158	6,023
Workday, Inc. - Class A *	10,867	2,602

Total		170,459

Materials (2.7%)
Ball Corp.	22,118	1,990
Celanese Corp. - Class A	28,563	4,081
Crown Holdings, Inc.	16,895	2,113
FMC Corp.	36,275	4,773
Linde PLC	15,946	5,094

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Materials continued
PPG Industries, Inc.	23,576	3,090

Total		21,141

Real Estate (2.7%)
American Tower Corp.	13,991	3,515
AvalonBay Communities, Inc.	24,076	5,980
Prologis, Inc.	38,735	6,255
Welltower, Inc.	55,388	5,325

Total		21,075

Utilities (3.4%)
Constellation Energy Corp.	34,187	1,923
Duke Energy Corp.	67,659	7,555
Edison International	65,953	4,623
Exelon Corp.	108,456	5,166
FirstEnergy Corp.	159,135	7,298

Total		26,565

Total Common Stocks (Cost: $600,088)		782,420

Short-Term Investments (0.5%)
Money Market Funds (0.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.250% #	3,846,257	3,846

Total		3,846

Total Short-Term Investments (Cost: $3,846)		3,846

Total Investments (99.7%) (Cost: $603,934)@		786,266

Other Assets, Less Liabilities (0.3%)		2,319

Net Assets (100.0%)		788,585

Large Cap Core Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2022.

@

At March 31, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $603,934 and the net unrealized appreciation of investments based on that cost was $182,332 which is comprised of $199,864 aggregate gross unrealized appreciation and $17,532 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 -Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:

Common Stocks	$782,420	$—	$—

Short-Term Investments	3,846	—	—

Total Assets:	$786,266	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand